Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Called up share capital and share premium [1]	Other equity instruments		Other reserves		Retained earnings
Beginning balance, equity at Dec. 31, 2020	£ 53,710	£ 2,348	£ 8,621		£ 3,183		£ 39,558
Profit after tax	4,588		631				3,957
Currency translation movements	(155)				(155)
Fair value through other comprehensive income reserve	(362)				(362)
Cash flow hedges	(1,799)				(1,799)
Retirement benefit remeasurement	644						644
Own credit reserve	(13)				(13)
Total comprehensive income/(loss) for the year	2,903		631		(2,329)		4,601
Issue and redemption of other equity instruments	1,075		1,072				3
Other equity instruments coupons paid	(631)		(631)
Employee settled Barclays PLC share schemes	436						436
Vesting of Barclays PLC shares under share-based payment schemes	(356)						(356)
Dividends on ordinary shares	(794)						(794)
Dividends on preference shares and other shareholders equity	(27)						(27)
Other reserve movements	1				7		(6)
Ending balance, equity at Dec. 31, 2021	56,317	2,348	9,693	[1]	861	[2]	43,415
Profit after tax	4,382		732	[1]			3,650
Currency translation movements	2,411				2,411	[2]
Fair value through other comprehensive income reserve	(1,224)				(1,224)	[2]
Cash flow hedges	(4,939)				(4,939)	[2]
Retirement benefit remeasurement	(282)						(282)
Own credit reserve	1,463				1,463	[2]
Total comprehensive income/(loss) for the year	1,811		732	[1]	(2,289)	[2]	3,368
Issue and redemption of other equity instruments	1,036		998	[1]			38
Other equity instruments coupons paid	(732)		(732)	[1]
Employee settled Barclays PLC share schemes	419						419
Vesting of Barclays PLC shares under share-based payment schemes	(413)						(413)
Dividends on ordinary shares	(200)						(200)
Dividends on preference shares and other shareholders equity	(31)						(31)
Own credit realisation	0				(36)	[2]	36
Capital contribution from Barclays Plc	750						750
Other reserve movements	(4)						(4)
Ending balance, equity at Dec. 31, 2022	58,953	2,348	10,691	[1]	(1,464)	[2]	47,378
Profit after tax	3,561		808	[1]			2,753
Currency translation movements	(1,209)				(1,209)	[2]
Fair value through other comprehensive income reserve	135				135	[2]
Cash flow hedges	2,662				2,662	[2]
Retirement benefit remeasurement	(846)						(846)
Own credit reserve	(710)				(710)	[2]
Total comprehensive income/(loss) for the year	3,593		808	[1]	878	[2]	1,907
Issue and redemption of other equity instruments	62		74	[1]			(12)
Other equity instruments coupons paid	(808)		(808)	[1]
Employee settled Barclays PLC share schemes	409						409
Vesting of Barclays PLC shares under share-based payment schemes	(442)						(442)
Dividends on ordinary shares	(1,348)						(1,348)
Dividends on preference shares and other shareholders equity	(40)						(40)
Net equity impact on inter Barclays PLC Group transfers	124				220	[2]	(96)
Other reserve movements	1				3	[2]	(2)
Ending balance, equity at Dec. 31, 2023	£ 60,504	£ 2,348	£ 10,765	[1]	£ (363)	[2]	£ 47,754

[1]	For further details refer to Note 26.
[2]	For further details refer to Note 27.